AOCI - Additional share information (Details 2) - SFr / shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		2,556,011,720	2,089,897,378	1,957,379,244
Issuance of common shares		0	466,114,342	132,518,134
of which reserved for share-based compensation		0	0	30,000,000
Common Stock, Shares, Issued, Ending Balance		2,556,011,720	2,556,011,720	2,089,897,378
Treasury shares
Treasury Stock, Shares, Beginning Balance		5,757,666	0	5,910,224
Sale of treasury shares		770,559,108	809,307,879	1,218,245,936
Repurchase of treasury shares		816,841,331	857,049,873	1,224,501,214
Share-based compensation, net of tax		46,612,198	41,984,328	12,165,502
Treasury Stock, Shares, Ending Balance		5,427,691	5,757,666	0
Common shares outstanding		2,550,584,029	2,550,254,054	2,089,897,378
Par value (in CHF per share)		SFr 0.04	SFr 0.04
Authorized shares (in shares)	[1]	3,271,129,950	3,271,129,950
Unissued shares (in shares)		653,000,000	653,000,000
Capital Instrument Reserved
Treasury shares
Unissued shares (in shares)		111,193,477	505,062,294
Bank
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	[2]	4,399,680,200
Common Stock, Shares, Issued, Ending Balance	[2]	4,399,680,200	4,399,680,200
Treasury shares
Common shares outstanding	[2]	4,399,680,200	4,399,680,200
Par value (in CHF per share)	[2]	SFr 1.00	SFr 1.00

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of December 31, 2018. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.